UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    June 30, 2004
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    128
Form 13F Information Table Value Total:    $160,563
List of Other Included Managers:
No.  13F File Number      Name

Item 6: Item 8: Item 1: Item 2:Item 3:Item 4: Item 5: Investment Discr Item 7:Voting Authority
Name of Issuer  Title of Class  CUSIP   Fair Market Shares or (b) Shared- Managers (Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
3M Co.                     Common           88579Y101      585.5     6,505     6,505                                          6,505
Abbott Laboratories        Common           002824100    1,316.4    32,296    32,296                                         32,296
Allied Capital Corp.       Common           01903Q108    1,468.1    60,120    60,120                                         60,120
American Int'l Group       Common           026874107    2,396.9    33,626    33,626                                         33,626
Amgen Inc.                 Common           031162100    1,940.2    35,555    35,555                                         35,555
Asyst Technologies         Common           04648X107      902.2    87,260    87,260                                         87,260
AT&T Corp.                 Common           001957505      152.2    10,400    10,400                                         10,400
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    2,088.9    58,010    58,010                                         58,010
Avery Dennison             Common           053611109    1,858.5    29,034    29,034                                         29,034
Bank of America Corp.      Common             60505104     378.0     4,467     4,467                                          4,467
Bank One Corp.             Common           06423A103      329.7     6,464     6,464                                          6,464
BB&T Corp                  Common           054937107      587.7    16,791    16,791                                         16,791
Berkshire Hathaway CL B    CL B             084670207      292.5        99        99                                             99
BP PLC - Spon ADR          Common           055622104    3,851.7    71,900    71,900                                         71,900
Bristol-Meyers Squibb      Common           110122108      227.6     9,291     9,291                                          9,291
Caremark RX Inc.           Common            141705103     828.4    25,150    25,150                                         25,150
Cedar Fair                 Dep. Unit        150185106    4,274.7   135,489   135,489                                        135,489
Checkfree Corp.            Common           162813109      312.8    10,425    10,425                                         10,425
Cheesecake Factory         Common            163072101   1,650.3    41,475    41,475                                         41,475
ChevronTexaco Corp         Common            166764100     203.5     2,162     2,162                                          2,162
Cisco Systems              Common           17275R102    3,982.6   168,043   168,043                                        168,043
CitiGroup Inc.             Common           172967101    2,483.6    53,410    53,410                                         53,410
Clevelnd-Cliffs            Common            185896107     225.3     3,995     3,995                                          3,995
Coeur D'alene Mines Corp.  Common           192108108      226.5    55,525    55,525                                         55,525
Comcast Corp. CL A         CL A             200300101    1,145.8    41,500    41,500                                         41,500
Corinthian Colleges, Inc.  Common           218868107      833.4    33,688    33,688                                         33,688
Credence Systems           Common           225302108      720.2    52,185    52,185                                         52,185
Developers Diversified RealCommon            251591103   1,458.8    41,245    41,245                                         41,245
Devry Inc.                 Common           251893103      356.5    13,000    13,000                                         13,000
Dow Chemical               Common           260543103    1,174.8    28,864    28,864                                         28,864
Drexler Technology Corp.   Common            261876106   1,872.2   140,450   140,450                                        140,450
Duke Energy Corp.          Common            264399106   3,944.9   194,426   194,426                                        194,426
Duke Realty Corp.          Common           264411505    1,647.7    51,798    51,798                                         51,798
Electro Scientific Ind.    Common           285229100      580.6    20,510    20,510                                         20,510
Enterprise Products Part. LCommon            293792107     755.4    35,550    35,550                                         35,550
Estee Lauder Co. - CL A    CL A              518439104     971.9    19,925    19,925                                         19,925
Expeditors Int'l Wash.     Common           302130109    1,400.3    28,340    28,340                                         28,340
Express Scripts, Inc.      Common            302182100     245.6     3,100     3,100                                          3,100
Exxon Mobil Corp.          Common           30231G102    4,874.4   109,759   109,759                                        109,759
Fifth Third Bancorp        Common           316773100      251.0     4,668     4,668                                          4,668
First Niagara Financial GrpCommon           33582V108      124.5    10,375    10,375                                         10,375
General Electric           Common           369604103    3,481.2   107,443   107,443                                        107,443
Genzyme                    Common            372917104   2,505.6    52,939    52,939                                         52,939
Gilead Sciences Inc.       Common           375558103    5,399.3    80,587    80,587                                         80,587
Goldman Sachs Group, Inc.  Common           38141G104      205.4     2,181     2,181                                          2,181
Harmonic Inc.              Common            413160102     579.3    68,070    68,070                                         68,070
Harmony Gold Mining Ltd    Sponsored ADR     413216300   1,000.5    94,480    94,480                                         94,480
Hecla Mining Company       Common           422704106      204.3    35,850    35,850                                         35,850
Henry (Jack) & Assoc., Inc.Common           426281101      213.1    10,600    10,600                                         10,600
HI/FN, Inc.                Common            428358105     583.9    48,861    48,861                                         48,861
Home Depot                 Common           437076102      252.2     7,164     7,164                                          7,164
IBM                        Common            459200101     397.7     4,512     4,512                                          4,512
Illinois Tool Works        Common           452308109    1,399.8    14,598    14,598                                         14,598
Intel                      Common           458140100    2,365.9    85,722    85,722                                         85,722
International Steel Group, Common            460377104   3,217.2   108,140   108,140                                        108,140
Ishares Inc.               MSCI Japan       464286848      160.4    15,100    15,100                                         15,100
J.P. Morgan Chase & Co.    Common           46625H100      250.3     6,455     6,455                                          6,455
Johnson & Johnson          Common           478160104      439.8     7,895     7,895                                          7,895
K-Sea Transn Partners LP   Common           48268Y101    1,572.9    60,800    60,800                                         60,800
Kadant, Inc.               Common           48282T104      464.9    20,100    20,100                                         20,100
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   2,002.4    43,634    43,634                                         43,634
KeyCorp                    Common           493267108      293.5     9,818     9,818                                          9,818
Kimberly-Clark             Common            494368103     200.5     3,043     3,043                                          3,043
Kinder Morgan Energy PartneUT Ltd Partner   494550106      340.1     8,359     8,359                                          8,359
King Pharmaceuticals Inc.  Common            495582108     664.9    58,066    58,066                                         58,066
Landec Corporation         Common            514766104     436.3    63,780    63,780                                         63,780
Liberty Media Corp - A     Common            530718105   1,480.9   164,732   164,732                                        164,732
Liberty Media Intl Inc. - ACommon            530719103     308.7     8,322     8,322                                          8,322
Lucent Technologies Inc.   Common            549463107      37.8    10,000    10,000                                         10,000
Magellan Midstream Ptnrs LPCom Unit RP LP   559080106      242.8     4,775     4,775                                          4,775
Markwest Energy Partners L.Unit L.P. Int.    570759100     532.5    14,159    14,159                                         14,159
Marsh & Mclennan Co. Inc.  Common            571748102   2,229.3    49,125    49,125                                         49,125
Matria Healthcare Inc.     Common           576817100    1,219.7    48,650    48,650                                         48,650
MBNA Corp.                 Common           52262L100      241.2     9,354     9,354                                          9,354
McDonald's                 Common            580135101   1,129.4    43,438    43,438                                         43,438
Medtronic Inc.             Common           585055106    2,667.7    54,755    54,755                                         54,755
Merck                      Common           589331107    3,301.7    69,509    69,509                                         69,509
Microsoft                  Common           594918104    3,199.7     4,308     4,308                                          4,308
Midcap SPDR Trust Ser. I   Unit Ser 1        595635103     302.7     2,725     2,725                                          2,725
National City Corp.        Common           635405103      306.8     8,762     8,762                                          8,762
Neogen                     Common           640491106    6,406.1   372,210   372,210                                        372,210
Newmont Mining Corp.       Common            651639106   1,633.5    42,145    42,145                                         42,145
Nisource Inc.              Common           65473P105    3,544.0   171,873   171,873                                        171,873
Nortel Networks Corp.      Common           656569100      208.9    41,870    41,870                                         41,870
Northrop Grumman Corp.     Common            666807102   1,362.4    25,370    25,370                                         25,370
Nuance Communication, Inc. Common            669967901     224.4    49,200    49,200                                         49,200
Omnicom Group Inc.         Common           681919106    1,020.8    13,451    13,451                                         13,451
Oregon Steel Mills, Inc.   Common           686079104      355.2    24,100    24,100                                         24,100
Pan American Silver Corp.  Common           697900108      377.1    28,675    28,675                                         28,675
Penn Virginia Resource PtnrCommon            707884102   1,111.1    31,080    31,080                                         31,080
Pentair Int.               Common            709631105   3,219.5    95,704    95,704                                         95,704
PetsMart Inc.              Common            716768106     684.7    21,100    21,100                                         21,100
Pfizer, Inc.               Common           717081103    3,051.3    89,010    89,010                                         89,010
Placer Dome Inc.           Common            725906101   1,296.3    77,900    77,900                                         77,900
Plato Learning, Inc.       Common           72764Y100    1,137.5   114,780   114,780                                        114,780
PNC Financial Serv. Group  Common           693475105      212.3     4,000     4,000                                          4,000
Power Integrations, Inc.   Common            739276103     583.2    23,420    23,420                                         23,420
Procter & Gamble           Common           742718109    1,625.6    29,860    29,860                                         29,860
Progressive Corp.          Common            743315103     213.3     2,500     2,500                                          2,500
Qwest Communications Int'l Common            749121109      89.8    25,000    25,000                                         25,000
Rayonier Inc.              Common            754907103   1,936.2    43,558    43,558                                         43,558
Royal Dutch Petroleum      Common           780257804      219.6     4,250     4,250                                          4,250
Schlumberger               Common            806857108     295.3     4,650     4,650                                          4,650
Silver Standard Resources ICommon           82823L106      369.0    29,875    29,875                                         29,875
Sovereign Bancorp          Common           845905108    1,545.0    69,910    69,910                                         69,910
Stericycle Inc.            Common            858912108     945.5    18,275    18,275                                         18,275
Steris Corp.               Common           859152100      921.6    40,850    40,850                                         40,850
Suntrust Bks Inc           Common           867914103      333.1     5,125     5,125                                          5,125
Symantec                   Common            871503108     297.9     6,804     6,804                                          6,804
Symyx Technologies, inc.   Common           87155S108      443.8    18,400    18,400                                         18,400
Target Corporation         Common           87612E106      235.7     5,550     5,550                                          5,550
TEPPCO Partners L.P.       UT Ltd Partner   872384102    1,286.3    33,780    33,780                                         33,780
Texas Instruments          Common           882508104      787.1    32,550    32,550                                         32,550
Thermo Electron Corp.      Common           883556102      614.8    20,000    20,000                                         20,000
Templeton Global Inc.Fund  Common           880198106    1,832.2   231,334   231,334                                        231,334
Time Warner, Inc.          Common           887317105      529.9    30,141    30,141                                         30,141
TJX Companies, Inc.        Common           872540109    2,789.0   115,536   115,536                                        115,536
TYCO International Ltd.    Common           902124106    2,129.6    64,259    64,259                                         64,259
Ventana Medical Systems    Common           92276H106    1,781.0    37,472    37,472                                         37,472
Verizon Communications     Common           92343V104      425.2    11,750    11,750                                         11,750
Viacom Inc. - Cl B         CL B             925524308    1,968.1    55,097    55,097                                         55,097
Viasys Healthcare Inc.     Common           92553Q209    2,837.7   135,710   135,710                                        135,710
Vitesse Semiconductor Corp.Common            928497106     119.1    24,400    24,400                                         24,400
Vornato Realty Trust       Sh.Ben.Int        929042109     336.9     5,900     5,900                                          5,900
Wal-mart Stores Inc.       Common           931142103    1,587.2    30,084    30,084                                         30,084
Walgreen                   Common           931422109    2,519.5    69,581    69,581                                         69,581
Wells Fargo Company        Common            949740104   1,576.9    27,553    27,553                                         27,553
Wyeth                      Common            983024100     789.7    21,838    21,838                                         21,838
13F REPORT  2ND Q 2004                      GRAND TOTAL  160,563.4
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